Guarantees - Carrying Value and Maximum Exposure to Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Guarantor Obligations [Line Items]
Carrying value of obligation		$ 192	$ 141
Maximum exposure to loss, Expires in one year or less		30,143	21,100
Maximum exposure to loss, Expires after one year through three years		11,288	8,507
Maximum exposure to loss, Expires after three years through five years		6,679	6,941
Maximum exposure to loss, Expires after five years		7,801	9,165
Maximum exposure to loss		$ 55,911	45,713
Guarantees Obligations Textual [Abstract]
Percentage share of losses owed on loans and MHFS sold with recourse		33.33%
Maximum exposure for loss		$ 55,911	45,713
Description of guarantees given by registrant		Additionally, the Parent fully and unconditionally guarantees the payment of principal, interest, and any other amounts that may be due on securities that its 100% owned finance subsidiary, Wells Fargo Finance LLC, may issue.
Liabilities	[1]	$ 1,745,025	1,698,807
Written options [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		34,000	23,400
Guarantees Obligations Textual [Abstract]
Carrying value of obligation (asset)		(178)	15
Maximum exposure for loss		34,000	23,400
Maximum exposure to loss, Expires in three years or less		31,900	21,300
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		19,914	20,268
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		19,914	20,268
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		90	112
Maximum exposure to loss, Expires in one year or less		14,211	14,014
Maximum exposure to loss, Expires after one year through three years		5,209	4,694
Maximum exposure to loss, Expires after three years through five years		2,931	3,058
Maximum exposure to loss, Expires after five years		105	53
Maximum exposure to loss		22,456	21,819
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		22,456	21,819
Standby letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7,711	7,071
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		7,711	7,071
Direct pay letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		8	13
Maximum exposure to loss, Expires in one year or less		1,446	1,593
Maximum exposure to loss, Expires after one year through three years		2,268	2,734
Maximum exposure to loss, Expires after three years through five years		247	465
Maximum exposure to loss, Expires after five years		5	5
Maximum exposure to loss		3,966	4,797
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		3,966	4,797
Direct pay letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		957	1,283
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		957	1,283
Loans and LHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		72	16
Maximum exposure to loss, Expires in one year or less		249	322
Maximum exposure to loss, Expires after one year through three years		2,957	1,078
Maximum exposure to loss, Expires after three years through five years		3,385	3,408
Maximum exposure to loss, Expires after five years		7,228	8,906
Maximum exposure to loss		13,819	13,714
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		13,819	13,714
Loans and LHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		10,612	11,399
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		10,612	11,399
Exchange and clearing house guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		0	0
Maximum exposure to loss, Expires in one year or less		13,550	4,623
Maximum exposure to loss, Expires after one year through three years		0	0
Maximum exposure to loss, Expires after three years through five years		0	0
Maximum exposure to loss, Expires after five years		0	0
Maximum exposure to loss		13,550	4,623
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		13,550	4,623
Exchange and clearing house guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		0	0
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		0	0
Other guarantees and indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		22	0
Maximum exposure to loss, Expires in one year or less		687	548
Maximum exposure to loss, Expires after one year through three years		854	1
Maximum exposure to loss, Expires after three years through five years		116	10
Maximum exposure to loss, Expires after five years		463	201
Maximum exposure to loss		2,120	760
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		2,120	760
Other guarantees and indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		634	515
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		634	515
Third party clearing indemnifications [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7	157
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		7	157
Collateral provided to third-party clearing agents		27	1,300
Debit and credit card [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		761,900
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		761,900
Other commitments and guarantees [Member] | Wells Fargo Finance, LLC [Member]
Guarantees Obligations Textual [Abstract]
Liabilities		$ 834	$ 948

[1]	Our consolidated liabilities at December 31, 2023 and 2022, include $115 million and $201 million, respectively, of VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo